Other current liabilities	12 Months Ended
Dec. 31, 2020
Miscellaneous current liabilities [abstract]
Disclosure of other current liabilities [text block]
19	Other current liabilities

Other current liabilities include the following:

	As of December 31
in 000€	2020	2019	2018
Payroll-related liabilities	11,152	10,281	10,111
Non-income tax payables	3,018	2,262	2,175
Accrued charges	995	1,080	789
Advances received	404	715	713
RapidFit+ amounts payable to former shareholders	875	875	845
CENAT amounts payable to former shareholders	−	−	450
Derivatives	140	478	−
Cash settled share-based payment plan	1,223	−	−
Other current liabilities	888	1,995	259
Total	18,695	17,686	15,342

The non-income tax payables mainly relate to VAT payables and payroll taxes.